Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes
12. Income Taxes
The income tax expense (benefit) in 2023, 2022, and 2021 consisted of the following:

	Year Ended December 31,
	2023	2022	2021
Current
Federal	$—	$—	$(306)
State	—	—	(20)
	—	—	(326)
Deferred
Federal	400	—	433
State	(16)	—	353
	384	—	786
Total income tax expense	$384	$—	$460
The differences between the federal tax rate and the Company’s effective tax rate for the years ended December 31, 2023, 2022, and 2021 are as follows:

	Year Ended December 31,
	2023	2022	2021
Federal statutory income tax rate	21.00%	21.00%	21.00%
State taxes, net of federal benefit	1.01	-11.94	-97.95
State rate change	-0.05	-2.15	-3.41
Revisions to prior years' estimates	-0.38	-3.71	-0.38
Nontaxable passthrough LLC income	-10.41	-87.14	-658.26
Change in valuation allowance	-6.93	83.94	864.95
Other	0.00	0.00	3.38
Transaction related expenses	-4.57	0.00	0.00
Revaluation of warrants	-0.29	0.00	0.00
Effective tax rate	(0.62)%	—%	129.33%
The Company is a member of American Oncology Network, LLC, which is treated as a partnership for U.S. federal and certain state and local income taxes. As a partnership, American Oncology Network, LLC is not subject to U.S. federal and certain state and local income taxes. Any taxable income or loss generated by American Oncology Network, LLC is passed through to and included in the taxable income of its members, including the Company, in accordance with the partnership agreement.
The Company is subject to U.S. federal income taxes, as well as certain state and local income taxes, on its allocable share of taxable income of American Oncology Network, LLC. Additionally, other corporate entities within the Company's structure are subject to income taxes. These corporate entities continue to generate losses and continue to maintain a valuation allowance against their net deferred tax assets.
Components of the net deferred tax assets and liabilities at December 31, 2023, 2022, and 2021 are as follows:

	As of December 31
	2023	2022
Deferred tax assets
Investment in partnership	$9,337	$—
Net operating loss carryforwards	10,092	6,589
Accrued expenses	160	165
Start-up costs	748	—
Gross deferred tax assets	20,337	6,754
Valuation allowance	(17,443)	(5,835)
Total deferred tax assets (after valuation allowance)	2,894	919
Deferred tax liabilities
Accounting method change	—	918
Fixed assets	—	1
Total deferred tax liabilities	—	919
Net deferred tax asset	$2,894	$—
As of December 31, 2023, the Company had federal and state net operating loss (“NOL”) carryforwards of $40.0 million and $38.6 million, respectively. As of December 31, 2022, the Company had federal and state net operating loss (“NOL”) carryforwards of $25.4 million and $26.8 million, respectively. The federal NOL carryforwards can be carried forward indefinitely and the state NOL carryforwards begin to expire in 2028.
During the year ended December 31, 2023 and 2022, the Company recorded an increase in the valuation allowance of $11.6 million and $2.2 million, respectively. The increase is primarily related to additional tax losses generated during the year and the investment in the American Oncology Network, LLC partnership deferred tax asset recorded during the year. Since a portion of the investment in partnership deferred tax asset is considered to be capital in nature, it’s realizability is predicated on future capital gain income. Due to an insufficient history of capital gain income as well as limited projected future capital gain income, the Company has recorded a valuation allowance against the investment in partnership deferred tax asset considered to be capital in nature.
As of December 31, 2022 and 2021, there are no liabilities related to uncertain tax positions. The Company recognizes interest and penalties related to unrecognized tax liabilities as a component of income tax expense, if any. The Company recognized no material interest and penalties during the years ended December 31, 2023, 2022, and 2021 and had no accrued interest or penalties as of December 31, 2023 and 2022.
The Company files income tax returns in the U.S. Federal jurisdiction and various state and local jurisdictions. The U.S. Federal and state and local tax returns are subject to examination for years 2019 and later. The Company does not currently have any open audits.